Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000009056 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000009056 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.10%
C000009056 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000009056 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000009056 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000009056 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000009056 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000009056 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000009056 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000009056 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000009056 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000009056 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000009056 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000009056 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000009056 [Member] | Sector equity Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000009056 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000009056 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000009050 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000009050 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.10%
C000009050 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000009050 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000009050 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000009050 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000009050 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000009050 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000009050 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000009050 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000009050 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000009050 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000009050 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000009050 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000009050 [Member] | Sector equity Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000009050 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000009050 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000009052 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000009052 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.10%
C000009052 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000009052 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000009052 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000009052 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000009052 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000009052 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000009052 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000009052 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000009052 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000009052 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000009052 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000009052 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000009052 [Member] | Sector equity Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000009052 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000009052 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000155628 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000155628 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.10%
C000155628 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000155628 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000155628 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000155628 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000155628 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000155628 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000155628 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000155628 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000155628 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000155628 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000155628 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000155628 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000155628 [Member] | Sector equity Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000155628 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000155628 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000113497 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000113497 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.10%
C000113497 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000113497 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000113497 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000113497 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000113497 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000113497 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000113497 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000113497 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000113497 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000113497 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000113497 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000113497 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000113497 [Member] | Sector equity Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000113497 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000113497 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000009054 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000009054 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.10%
C000009054 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000009054 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000009054 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000009054 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000009054 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000009054 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000009054 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000009054 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000009054 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000009054 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000009054 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000009054 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000009054 [Member] | Sector equity Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000009054 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000009054 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000009055 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000009055 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.10%
C000009055 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000009055 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000009055 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000009055 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000009055 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000009055 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000009055 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000009055 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000009055 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000009055 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000009055 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000009055 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000009055 [Member] | Sector equity Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000009055 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000009055 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000106452 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000106452 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.10%
C000106452 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000106452 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000106452 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000106452 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000106452 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000106452 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000106452 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000106452 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000106452 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000106452 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000106452 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000106452 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000106452 [Member] | Sector equity Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000106452 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000106452 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000009068 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.60%
C000009068 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.20%
C000009068 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000009068 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000009068 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000009068 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000009068 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000009068 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000009068 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000009068 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000009068 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000009068 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000009068 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000009068 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000009068 [Member] | Sector equity Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000009068 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000009068 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000009068 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000009068 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000009068 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000009068 [Member] | Multi asset income [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000034075 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.60%
C000034075 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.20%
C000034075 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000034075 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000034075 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000034075 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000034075 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000034075 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000034075 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000034075 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000034075 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000034075 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000034075 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000034075 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000034075 [Member] | Sector equity Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000034075 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000034075 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000034075 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000034075 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000034075 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000034075 [Member] | Multi asset income [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000009062 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.60%
C000009062 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.20%
C000009062 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000009062 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000009062 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000009062 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000009062 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000009062 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000009062 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000009062 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000009062 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000009062 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000009062 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000009062 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000009062 [Member] | Sector equity Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000009062 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000009062 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000009062 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000009062 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000009062 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000009062 [Member] | Multi asset income [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000009064 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.60%
C000009064 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.20%
C000009064 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000009064 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000009064 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000009064 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000009064 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000009064 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000009064 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000009064 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000009064 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000009064 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000009064 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000009064 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000009064 [Member] | Sector equity Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000009064 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000009064 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000009064 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000009064 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000009064 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000009064 [Member] | Multi asset income [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000155629 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.60%
C000155629 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.20%
C000155629 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000155629 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000155629 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000155629 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000155629 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000155629 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000155629 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000155629 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000155629 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000155629 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000155629 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000155629 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000155629 [Member] | Sector equity Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000155629 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000155629 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000155629 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000155629 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000155629 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000155629 [Member] | Multi asset income [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000113498 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.60%
C000113498 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.20%
C000113498 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000113498 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000113498 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000113498 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000113498 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000113498 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000113498 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000113498 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000113498 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000113498 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000113498 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000113498 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000113498 [Member] | Sector equity Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000113498 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000113498 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000113498 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000113498 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000113498 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000113498 [Member] | Multi asset income [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000009066 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.60%
C000009066 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.20%
C000009066 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000009066 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000009066 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000009066 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000009066 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000009066 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000009066 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000009066 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000009066 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000009066 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000009066 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000009066 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000009066 [Member] | Sector equity Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000009066 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000009066 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000009066 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000009066 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000009066 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000009066 [Member] | Multi asset income [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000009067 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.60%
C000009067 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.20%
C000009067 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000009067 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000009067 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000009067 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000009067 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000009067 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000009067 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000009067 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000009067 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000009067 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000009067 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000009067 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000009067 [Member] | Sector equity Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000009067 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000009067 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000009067 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000009067 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000009067 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000009067 [Member] | Multi asset income [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000106453 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.60%
C000106453 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.20%
C000106453 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000106453 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000106453 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000106453 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000106453 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000106453 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000106453 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000106453 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000106453 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000106453 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000106453 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000106453 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000106453 [Member] | Sector equity Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000106453 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000106453 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000106453 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000106453 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000106453 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000106453 [Member] | Multi asset income [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000009077 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.20%
C000009077 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000009077 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000009077 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000009077 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000009077 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000009077 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000009077 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000009077 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.10%
C000009077 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000009077 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000009077 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000009077 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000009077 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000009077 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000009077 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000009077 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000009077 [Member] | Multi asset income [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000009077 [Member] | Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000009071 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.20%
C000009071 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000009071 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000009071 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000009071 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000009071 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000009071 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000009071 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000009071 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.10%
C000009071 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000009071 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000009071 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000009071 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000009071 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000009071 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000009071 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000009071 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000009071 [Member] | Multi asset income [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000009071 [Member] | Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000009073 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.20%
C000009073 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000009073 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000009073 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000009073 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000009073 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000009073 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000009073 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000009073 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.10%
C000009073 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000009073 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000009073 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000009073 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000009073 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000009073 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000009073 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000009073 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000009073 [Member] | Multi asset income [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000009073 [Member] | Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000155630 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.20%
C000155630 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000155630 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000155630 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000155630 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000155630 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000155630 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000155630 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000155630 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.10%
C000155630 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000155630 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000155630 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000155630 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000155630 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000155630 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000155630 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000155630 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000155630 [Member] | Multi asset income [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000155630 [Member] | Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000113499 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.20%
C000113499 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000113499 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000113499 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000113499 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000113499 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000113499 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000113499 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000113499 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.10%
C000113499 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000113499 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000113499 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000113499 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000113499 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000113499 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000113499 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000113499 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000113499 [Member] | Multi asset income [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000113499 [Member] | Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000009075 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.20%
C000009075 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000009075 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000009075 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000009075 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000009075 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000009075 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000009075 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000009075 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.10%
C000009075 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000009075 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000009075 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000009075 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000009075 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000009075 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000009075 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000009075 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000009075 [Member] | Multi asset income [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000009075 [Member] | Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000009076 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.20%
C000009076 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000009076 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000009076 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000009076 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000009076 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000009076 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000009076 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000009076 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.10%
C000009076 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000009076 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000009076 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000009076 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000009076 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000009076 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000009076 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000009076 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000009076 [Member] | Multi asset income [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000009076 [Member] | Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000106454 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.20%
C000106454 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000106454 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000106454 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000106454 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000106454 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000106454 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000106454 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000106454 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.10%
C000106454 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000106454 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000106454 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000106454 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000106454 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000106454 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000106454 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000106454 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000106454 [Member] | Multi asset income [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000106454 [Member] | Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000009086 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.40%
C000009086 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	75.30%
C000009086 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000009086 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000009086 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000009086 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000009086 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000009086 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000009086 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000009086 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000009086 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000009086 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000009086 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000009086 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000009086 [Member] | Sector equity Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000009086 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000009086 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000009086 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000009086 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000009086 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000034076 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.40%
C000034076 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	75.30%
C000034076 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000034076 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000034076 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000034076 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000034076 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000034076 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000034076 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000034076 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000034076 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000034076 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000034076 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000034076 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000034076 [Member] | Sector equity Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000034076 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000034076 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000034076 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000034076 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000034076 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000009080 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.40%
C000009080 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	75.30%
C000009080 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000009080 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000009080 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000009080 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000009080 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000009080 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000009080 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000009080 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000009080 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000009080 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000009080 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000009080 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000009080 [Member] | Sector equity Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000009080 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000009080 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000009080 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000009080 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000009080 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000009082 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.40%
C000009082 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	75.30%
C000009082 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000009082 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000009082 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000009082 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000009082 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000009082 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000009082 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000009082 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000009082 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000009082 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000009082 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000009082 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000009082 [Member] | Sector equity Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000009082 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000009082 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000009082 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000009082 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000009082 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000155631 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.40%
C000155631 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	75.30%
C000155631 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000155631 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000155631 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000155631 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000155631 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000155631 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000155631 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000155631 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000155631 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000155631 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000155631 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000155631 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000155631 [Member] | Sector equity Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000155631 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000155631 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000155631 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000155631 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000155631 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000113500 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.40%
C000113500 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	75.30%
C000113500 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000113500 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000113500 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000113500 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000113500 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000113500 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000113500 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000113500 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000113500 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000113500 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000113500 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000113500 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000113500 [Member] | Sector equity Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000113500 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000113500 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000113500 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000113500 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000113500 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000009084 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.40%
C000009084 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	75.30%
C000009084 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000009084 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000009084 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000009084 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000009084 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000009084 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000009084 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000009084 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000009084 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000009084 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000009084 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000009084 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000009084 [Member] | Sector equity Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000009084 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000009084 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000009084 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000009084 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000009084 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000009085 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.40%
C000009085 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	75.30%
C000009085 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000009085 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000009085 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000009085 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000009085 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000009085 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000009085 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000009085 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000009085 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000009085 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000009085 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000009085 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000009085 [Member] | Sector equity Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000009085 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000009085 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000009085 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000009085 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000009085 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000106455 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.40%
C000106455 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	75.30%
C000106455 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000106455 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000106455 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000106455 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000106455 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000106455 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000106455 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000106455 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000106455 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000106455 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000106455 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000106455 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000106455 [Member] | Sector equity Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000106455 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000106455 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000106455 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000106455 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000106455 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000009105 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.50%
C000009105 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000009105 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000009105 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000009105 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000009105 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000009105 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000009105 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000009105 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000009105 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.10%
C000009105 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000009105 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000009105 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000009105 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000009105 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000009105 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000009105 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000009105 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000009105 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000009105 [Member] | Multi asset income [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000009105 [Member] | Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000034077 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.50%
C000034077 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000034077 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000034077 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000034077 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000034077 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000034077 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000034077 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000034077 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000034077 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.10%
C000034077 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000034077 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000034077 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000034077 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000034077 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000034077 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000034077 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000034077 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000034077 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000034077 [Member] | Multi asset income [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000034077 [Member] | Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000009099 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.50%
C000009099 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000009099 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000009099 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000009099 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000009099 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000009099 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000009099 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000009099 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000009099 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.10%
C000009099 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000009099 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000009099 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000009099 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000009099 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000009099 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000009099 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000009099 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000009099 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000009099 [Member] | Multi asset income [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000009099 [Member] | Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000009101 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.50%
C000009101 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000009101 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000009101 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000009101 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000009101 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000009101 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000009101 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000009101 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000009101 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.10%
C000009101 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000009101 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000009101 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000009101 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000009101 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000009101 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000009101 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000009101 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000009101 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000009101 [Member] | Multi asset income [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000009101 [Member] | Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000155632 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.50%
C000155632 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000155632 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000155632 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000155632 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000155632 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000155632 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000155632 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000155632 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000155632 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.10%
C000155632 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000155632 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000155632 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000155632 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000155632 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000155632 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000155632 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000155632 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000155632 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000155632 [Member] | Multi asset income [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000155632 [Member] | Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000113501 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.50%
C000113501 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000113501 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000113501 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000113501 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000113501 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000113501 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000113501 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000113501 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000113501 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.10%
C000113501 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000113501 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000113501 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000113501 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000113501 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000113501 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000113501 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000113501 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000113501 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000113501 [Member] | Multi asset income [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000113501 [Member] | Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000009103 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.50%
C000009103 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000009103 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000009103 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000009103 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000009103 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000009103 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000009103 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000009103 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000009103 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.10%
C000009103 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000009103 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000009103 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000009103 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000009103 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000009103 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000009103 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000009103 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000009103 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000009103 [Member] | Multi asset income [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000009103 [Member] | Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000009104 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.50%
C000009104 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000009104 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000009104 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000009104 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000009104 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000009104 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000009104 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000009104 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000009104 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.10%
C000009104 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000009104 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000009104 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000009104 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000009104 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000009104 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000009104 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000009104 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000009104 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000009104 [Member] | Multi asset income [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000009104 [Member] | Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000106456 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.50%
C000106456 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000106456 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000106456 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000106456 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000106456 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000106456 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000106456 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000106456 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000106456 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.10%
C000106456 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000106456 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000106456 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000106456 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000106456 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000106456 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000106456 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000106456 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000106456 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000106456 [Member] | Multi asset income [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000106456 [Member] | Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%